(ICON)

Prudential
Government
Securities
Trust
-----------------------
Money Market Series

Short-Intermediate
Term Series

U.S. Treasury Money
Market Series

SEMI
ANNUAL
REPORT
May 31, 1997

(LOGO)

Portfolio Managers' Report

U.S. interest rates fluctuated over the
past six
months as
investors first worried that a vigorous
economy
could spark
higher inflation then cheered when signs of moderating economic growth and subdued inflation surfaced later in the period.

It all started because the U.S. economy
expanded
at its fastest
pace in more than nine years during the
first
quarter of 1997.
By mid-February, investors began to push up interest rates anticipating that the Federal Reserve would increase the overnight bank lending rate, which it did by a quarter percentage point to 5.5% on March 25, 1997. Yields on money market funds edged higher only to slide in April and May because government reports pointed to slower economic growth and benign inflation in the second quarter. Not surprisingly, the central bank voted to leave short-term interest rates unchanged when monetary policymakers met again in May.

Short- to intermediate-term bond prices
were also
whipsawed
over the past six months as inflation
concerns
waxed and waned.
Inflation is the archenemy of the bond
market
because it erodes
the value of the fixed stream of
interest payments
and principal
received by bondholders. As inflation
wary
investors pushed up
interest rates, prices on older bonds
fell because
newly issued
ones would generally carry higher
coupons. Prices
began to
recover when interest rates tumbled in
late April.
Needless
to say, predicting the direction of
interest rates
proved
very difficult so we refrained from
doing so.
Instead, we
kept the Short-Intermediate Term Series' duration
(a measure
of sensitivity to interest rate changes) in line with our competition.

Money Market Series
The Money Market Series' seven-day
current yield
was 4.82% on
May 27, 1997 compared to 4.84% for the
average
U.S. government
money market fund tracked by IBC
Financial Data.
We performed
competitively because we sold Treasurys
and
purchased securities
issued by government agencies in order
to lock in
higher yields
as interest rates declined in April and
May.

U.S. Treasury Money
Market Series
The U.S. Treasury Money Market Series'
seven-day
current yield
was 4.97% on May 27,1997, well above the 4.73% for
comparable
funds as measured by IBC. We took
profits on three-
and
six-month Treasurys then purchased one-
month cash
management
bills (CMBs) for their unusually
generous yields
along with
one-year Treasurys, which increased the
Series'
weighted
average maturity (WAM) and its yield.

Short-Intermediate
Term Series
The Short-Intermediate Term Series' 30-
day yield
was 5.82% for
the period ended May 31, 1997 compared
to 5.78%
for similar
funds tracked by Lipper Analytical
Services.


How Investments Compared.
    (As of 5/31/97)
        (GRAPH)

Source: Lipper Analytical Services.
Financial
markets change, so
a mutual fund's past performance should
never be
used to predict
future results. The risks to each of the investments listed above are different -- we provide 12-month total returns for several
Lipper mutual fund categories to show
you that
reaching for
higher returns means tolerating more
risk. The
greater the
risk, the larger the potential reward or loss. In addition, we've included historical 20-year average annual returns.
These returns assume the reinvestment of dividends.

U.S. Growth Funds will fluctuate a great deal.
Investors have
received higher historical total returns from stocks than from most other investments. Smaller capitalization stocks offer greater potential for long-term growth but may be more volatile than larger capitalization stocks.

General Bond Funds provide more income
than stock
funds, which
can help smooth out their total returns
year by
year. But their
prices still fluctuate (sometimes
significantly)
and their returns
have been historically lower than those
of stock
funds.

General Municipal Debt Funds invest in
bonds
issued by state
governments, state agencies and/or
municipalities.
This
investment provides income that  is
usually exempt
from
federal and  state income taxes.

Money Market Funds attempt to preserve a constant share value; they don't fluctuate much in price but, historically, their returns have been generally among the lowest of the major investment categories.

Money
Market Series

The Money Market Series seeks high
current income,
preservation of
capital and maintenance of liquidity
from a
portfolio of money
market securities issued or guaranteed
by the U.S.
government,
its agencies or instrumentalities.
There can  be
no assurance
that the Fund will achieve its
investment
objective.

Performance
   As of
  5/31/97
                         7-Day
Weighted
Net Asset
                        Current   Avg.
Maturity
Value       Total Net
                        Yield*
(WAM)
(NAV)        Assets
Money Market Series      4.82%       52
days
$1       $582.9 million
IBC Financial Data
Money Fund Average**     4.84        40
days
$1            N/A

* Yields will fluctuate from time to
time and past
performance
is not indicative of future results.

** This is the average 7-day current
yield, WAM
and NAV of all
funds in IBC's Money Fund Average/U.S.
Government
Category for
the week ended May 27, 1997.

An investment in the Series is neither
insured nor
guaranteed
by the U.S. government and there can be
no
assurance the Series
will be able to maintain a stable net
asset value
of $1 per share.

Rate Expectations.
We expected the Federal Reserve to
embark on a
series of
interest rate increases, with the first
in March.
We also
thought that investors would push
interest rates
higher in
anticipation of that move. Therefore, we held the bulk of our assets in securities that matured in one month or less in order to have funds ready to invest in higher yielding securities as they became available. We also kept a small amount in nine-month to one-year securities. At that time, the Series
WAM ranged between
43 days to 48 days, which was in line
with that of
our competition.

After the Federal Reserve increased the
overnight
bank lending
rate in March, yields on short-term
Treasurys
continued to rise,
at least initially. Then investors, wary of a major stock market retreat, began to shift funds into short-term
Treasurys
as did foreign central banks. This
demand and the
fact that
increased tax revenues allowed the U.S.
government
to issue
fewer Treasury bills began to push short-term
Treasury prices
higher and yields lower. On top of that, data showing slower economic growth and tame inflation put further downward pressure on interest rates in late April and May.
Realizing
the Federal
Reserve was not poised to raise the
interest rates
again, we
sold Treasurys and bought federal agency securities to lock in higher yields as interest rates tumbled. This also helped lengthen the Series' WAM to as much as 62 days in
May, which
was longer than that of our competition.


U.S. Treasury
Money Market
Series

The U.S. Treasury Money Market Series
seeks high
current income
consistent with the preservation of
capital and
maintenance of
liquidity from a portfolio of U.S.
Treasury
obligations with
maturities of 13 months or less. There
can be no
assurance
that the Series will achieve its
investment
objective.

Performance
As of 5/31/97
                          7-Day
Weighted
Net Asset
                          Current
Avg. Maturity
Value        Total Net
                          Yield*
(WAM)
(NAV)         Assets
U.S. Treasury Series       4.97%
59 days
$1         $305 million
IBC Financial Data
100% U.S. Treasury
Money Fund Average**       4.73
59 days
$1              N/A

* Yields will fluctuate from time to
time and past
performance is
not indicative of future results.

** This is the average 7-day current
yield, WAM
and NAV of all
funds in the IBC 100% U.S. Treasury
Money Fund
Average for the
week ended May 27, 1997. An investment
in the
Series is neither
insured nor guaranteed by the U.S.
government and
there can
be no assurance the Series will be able
to
maintain a stable
net asset value of $1 per share.

Bargain Hunting
Although the U.S. government sold fewer
Treasury
bills, it
significantly increased the amount of
newly
issued cash
management bills from February through
May in
order to cope
with temporary cash shortages. We took
profits on
three- and six-month
Treasurys and purchased one-month cash
management
bills, which provided
higher yields. We also bought one-year
Treasurys
for their attractive
yield levels. This worked well because
we extended
the Series' WAM to
as much as  67 days in May as interest
rates
continued to decline.
In early April, the WAM was considerably shorter at about 48 days as we believed another interest rate increase was imminent.

Short-Intermediate
Term Series

The Short-Intermediate Term Series
invests at
least 65% of assets
in securities issued or guaranteed by
the U.S.
government, its
agencies or instrumentalities. As much
as 35% of
Series' assets
may be invested in mortgage backed or
asset backed
securities as well as corporate debt.
The dollar-
weighted average
maturity of the Series will be more than two, but less than five years. There can be no assurance that the Series will achieve its investment objective.


Six     One    Five    Ten       Since

Months   Year   Years   Years
Inception**
Cumulative        Class B
1.5%    6.8%   31.6%   99.9%     228.0%
  Total           Class Z
N/A     N/A     N/A     N/A        1.1%
 Returns*         Lipper
Short/Intermediate
 As of            U.S. Government
 5/31/97          Fund Average***
1.4     6.4    30.4   103.1      231.3


One
Five    Ten       Since

Year
Years   Years   Inception**
 Average
Annual Total       Short-Intermediate
  Returns*         Term Series
6.8%
5.6%   7.2%       8.4%
   As of
  6/30/97

Past performance is not indicative of
future
results. Investment
return and principal will fluctuate so
that an
investor's shares,
when redeemed, may be worth more less
than their
original cost.

* Source: Prudential Investments Fund
Management
and Lipper
Analytical Services. Shares of this
Series are
sold without
an initial or contingent deferred sales
charge.

** Inception date: Class A, 9/22/92;
Class Z,
2/25/97.

*** These are the average returns of all funds in the Short-Term
U.S. Government Bond Fund category.

          Dividends and Yields
             As of 5/31/97
           Total Dividends       30-Day
           Paid for Six Mos.   SEC Yield
Class B        $0.255            5.82%
Class Z        $0.15             7.06%

Yield, Yield And Yield.

The U.S. economy sped along at a 5.9%
annualized
rate in the
first quarter of 1997 as a solid jobs
market, mild
winter, an
early Easter and an automobile price war encouraged consumer spending. Investors assumed the Federal
Reserve
would have to
tighten credit in March to keep the
economy from
overheating.
Yet once the central bankers moved, the
situation
changed rather
abruptly. Gross Domestic Product, a
measure of the
value of all
goods and services produced by the
country, is now
expected to have expanded much more
slowly in the
second quarter
than in the first.  Amid such rapidly
changing
outlooks,
interest rates were on  a roller
coaster. Yet the
Short-Intermediate
Series prospered during this period by
seeking
securities
that offered higher  yields than
Treasurys.

Although interest rates were unsettled,
U.S.
Treasury prices
remained in a trading range with the
yield on the
average five-year
note swinging a full percentage point
between 5.8%
and 6.8%. Under
these market conditions, investors
typically focus
on
purchasing securities that offer higher
yields
than Treasurys.
We stuck with this strategy -- and it
worked
nicely.  We reduced
Treasurys to 19% of total assets as  of
May 31,
1997 from 28% as
of November 30, 1996.  Specifically, we
sold U.S.
government debt and purchased securities
backed by
a variety of
assets such as farm equipment loans and
home
equity loans.  On
the other hand, the amount of asset
backed
securities  we owned
rose to 25% of total assets as of May
31, 1997
from  13%
as of November 30, 1996.

Careful credit evaluation to identify
and purchase
undervalued
securities continued to benefit the
Fund. For
example, we had
bought a security backed by loans on
corporate
credit cards that
our analysis indicated was attractively
priced. We
sold
them in 1997 to buy securities backed by automobile leases that our analysis showed were priced too cheaply.

Mortgage backed securities, which are
issued by
government-sponsored
corporations such as Fannie Mae or
private
companies,  also benefit
when Treasury prices trade in a
predictable range.
Investors are
less concerned that mortgage backed
securities
could be paid off early because
consumers are less
likely
to refinance the underlying home loans
if interest
rates do
not fall significantly. Similarly,
investors
worry less about
holding mortgage backed securities for
longer than
expected because
there is less chance that consumers will indefinitely postpone refinancing since interest rates will only fall so far. With market conditions nearly ideal, mortgage backed securities, which also offer higher yields than Treasurys, performed well.

Looking
Ahead.

We don't like predicting Federal Reserve
Board
policy, although
with moderating economic growth and
inflation
remaining benign,
we see little reason for additional rate moves by the central bank over the near term. However, 1997 has been a year of increased volatility and we must remain vigilant.
Accordingly,
our money market funds and bond fund
will continue
their present
strategies while retaining their
flexibility to
respond to changing
market conditions.

Co-Manager
Named.

Sharon Fera was recently named as co-
manager of
the
Short-Intermediate Term Series. She is
responsible
for
day-to-day Fund operations while Barbara
Kenworthy
provides
overall portfolio direction. Sharon most recently was a fixed-income portfolio manager at Aetna
Life &
Casualty
and brings more than 10 years of fixed-
income
investment
experience to your Fund.

(PICTURE)
Bernard D. Whitsett, II
Portfolio Manager
Money Market Series
& U.S. Treasury Money
Market Series


(PICTURE)
Barbara L. Kenworthy
Portfolio Manager
Short-Intermediate Term Series


(PICTURE)
Sharon A. Fera
Portfolio Manager
Short-Intermediate Term Series

President's Letter
July 22, 1997
(PICTURE)

Dear Shareholder:

With the midpoint of 1997 behind us, I'm pleased to report that the recent news from the financial markets has been decidedly upbeat. The Dow Jones Industrial Average has gained more than
20% through the end of June, while lower long-term interest rates have made bonds an attractive investment.

This stands in contrast to April when
the Dow fell
10% from a
record high on fears of higher interest rates and surging inflation. Interest rates have since fallen as the economy slowed and the Dow has reached several new highs.

The market swings we've seen this year
illustrate
the importance
of  "staying the course" to your
financial  goal.
We realize that
maintaining investment discipline  when
faced with
market uncertainty
isn't easy. Here are some thoughts that
may help:

--  Keep Your Expectations Realistic.
The best
investors know
that financial markets rise and fall --
and so
too, will the
value of their investments. Over time,
however,
stocks have
been shown to produce very attractive
returns that
were well ahead
of inflation. And where income is the
primary
goal, bonds have
also provided attractive returns.

--  Remember Your Time Horizon. If your
investment
goals are
long term (several years or more), so
should your
time horizon.
During this period, it's not unusual for stocks and bonds to experience several periods of market uncertainty.

--  We're On Your Side. Your Prudential
Securities
Financial
Advisor or Pruco Securities Registered
Representative can help
you understand what's happening  in the
financial
markets. They
can assist you in making informed
decisions based
upon a
thorough knowledge of your financial
needs and
long-term goals.
Call him  or her today.

Thank you for your continued confidence
in
Prudential mutual funds.
We'll do everything we can to keep you
informed
and to earn your trust.

Sincerely,

Brian M. Storms
President, Prudential Mutual Funds &
Annuities

Portfolio of Investments as
PRUDENTIAL
GOVERNMENT SECURITIES TRUST
of May 31, 1997 (Unaudited)
MONEY MARKET
SERIES
----------------------------------------
----------
----------

Principal
Amount
(000)        Description
Value
(Note 1)
     -----------------------------------
----------
---------------
Federal Farm Credit Bank--2.0%
   $3,500    5.60%, 6/3/97
$  3,500,045
    5,000    5.55%, 8/1/97
4,998,157
    2,850    5.60%, 11/3/97
2,848,960

------------

11,347,162
----------------------------------------
----------
----------
Federal Home Loan Bank--1.8%
    3,255    5.19%, 7/23/97
3,230,598
    4,400    5.99%, 2/9/98
4,406,197
    2,710    6.04%, 5/6/98
2,710,814

------------

10,347,609
----------------------------------------
----------
----------
Federal Home Loan Mortgage Corporation--
7.9%
   44,000    5.36%, 6/2/97
43,993,400
    1,080    5.28%, 6/4/97
1,079,525

------------

45,072,925
----------------------------------------
----------
----------
Federal National Mortgage Association--
39.2%
    1,000    6.20%, 6/17/97
1,000,174
    7,220    5.19%, 7/28/97
7,160,670
   49,000    5.36%, 8/1/97, F.R.N.
48,995,186
   28,395    5.54%, 8/5/97
28,110,971
    9,805    5.36%, 8/22/97, F.R.N.
9,803,711
    4,965    5.55%, 8/22/97
4,902,234
    5,000    5.64%, 9/3/97
4,994,437
   20,800    9.55%, 9/10/97
21,005,865
    1,520    5.57%, 10/9/97
1,489,427
    1,100    7.09%, 10/14/97
1,105,938
   29,425    5.36%, 11/14/97, F.R.N.
29,418,309
    6,000    5.6325%, 11/19/97, F.R.N.
5,997,898
   30,000    5.5275%, 12/3/97, F.R.N.
29,989,463
   30,000    5.89%, 5/21/98
29,968,677

------------

223,942,960
Student Loan Marketing Association--2.6%
  $15,000    5.615%, 10/29/97
$ 14,998,404
----------------------------------------
----------
----------
United States Treasury Notes--6.4%
   11,010    7.25%, 2/15/98
11,122,137
    6,000    6.125%, 3/31/98
6,016,805
   19,000    6.125%, 5/15/98
19,040,289

------------

36,179,231
----------------------------------------
----------
----------
Repurchase Agreements(a)--36.5%
   23,547    Bear Stearns & Co., 5.53%,
dated
                5/29/97, due 6/5/97 in
the amount
                of $23,572,320 (cost
$23,547,000;
                the value of the
collateral
                including accrued
interest is
                $24,255,342)
23,547,000
    7,827    Bear Stearns & Co., 5.62%,
dated
                5/30/97, due 6/3/97 in
the amount
                of $7,831,888 (cost
$7,827,000;
                the value of the
collateral
                including accrued
interest is
                $8,039,788)
7,827,000
   36,086    Deutsche Morgan Grenfell,
5.47%,
                dated 5/27/97, due
6/3/97 in the
                amount of $36,124,381
(cost
                $36,000,000; the value
of the
                collateral including
accrued
                interest is $36,807,720)
36,086,000
   23,000    Goldman, Sachs & Co.,
5.57%, dated
                5/9/97, due 6/9/97 in
the amount
                of $23,110,317 (cost
$23,000,000;
                the value of the
collateral
                including accrued
interest is
                $23,460,001)
23,000,000
   36,000    Merrill Lynch, Pierce,
Fenner &
                Smith Inc., 5.46%, dated
5/27/97,
                due 6/3/97 in the amount
of
                $36,038,220 (cost
$36,000,000;
                the value of the
collateral
                including accrued
interest is
                $36,723,505)
36,000,000

----------------------------------------
----------
------------------------------
                                     ---
--
See Notes to Financial Statements.     4

PRUDENTIAL GOVERNMENT SECURITIES TRUST
MONEY MARKET SERIES
Portfolio of Investments as of May 31,
1997
(Unaudited)
----------------------------------------
----------
----------

Principal
Amount
(000)        Description
Value
(Note 1)
     -----------------------------------
----------
---------------
Repurchase Agreements(a) (cont'd.)
  $48,122    Morgan Stanley & Co.,
5.49%, dated
                5/28/97, due 6/4/97 in
the amount
                of $48,173,370 (cost
$48,122,000;
                the value of the
collateral
                including accrued
interest is
                $49,433,682)
$ 48,122,000
    8,000    Morgan Stanley & Co.,
5.53%, dated
                5/29/97, due 6/5/97 in
the amount
                of $8,008,602 (cost
$8,000,000;
                the value of the
collateral
                including accrued
interest is
                $8,23\2,450)
8,000,000
   26,000    Smith Barney Inc., 5.57%,
dated
                4/30/97, due 6/4/97 in
the amount
                of $26,140,797 (cost
$26,000,000;
                the value of the
collateral
                including accrued
interest is
                $26,520,000)
26,000,000

------------

208,582,000
----------------------------------------
----------
----------
Total Investments(a)--96.4%
             (amortized cost
$550,470,291 (b))
550,470,291
             Other assets in excess of
                liabilities--3.6%
20,618,433

------------
             Net Assets--100%
$571,088,724

------------

------------

---------------
F.R.N.--Floating Rate Note. The interest
rate
reflected is the rate in effect at
May 31, 1997.
(a) Repurchase Agreements are
collateralized by
U.S. Treasury or Federal agency
    obligations.
(b) Federal income tax basis of
portfolio
securities is the same as for
    financial reporting purposes.
----------------------------------------
----------
------------------------------
                                     ---
--
See Notes to Financial Statements.     5


Portfolio of Investments as
PRUDENTIAL
GOVERNMENT SECURITIES TRUST
of May 31, 1997 (Unaudited)       SHORT-
INTERMEDIATE TERM SERIES
----------------------------------------
----------
----------

Principal
Amount
(000)        Description
Value
(Note 1)
     -----------------------------------
----------
---------------
LONG-TERM INVESTMENTS--93.5%
Asset-Backed--24.6%
   $5,000(a)  Student Loan Market
Association
                 5.73%, 10/25/05
$  5,012,500
   10,000(a)  Ford Credit Auto Lease
Trust
                 5.80%, 5/15/99
9,956,250
    8,500     GMAC Grantor Trust
                 6.50%, 4/15/02
8,517,266
    3,000     Case Equipment Loan Trust
                 6.70%, 3/15/04
2,998,125
    5,000     Team Fleet Financing
Corporation
                 7.35%, 5/15/03
5,055,469
   10,000     Green Tree Financial
Corporation
                 7.65%, 4/15/27
10,006,250

------------

41,545,860
----------------------------------------
----------
----------
Collateralized Mortgage Obligations--
4.1%
    1,843     Resolution Trust
Corporation
                 6.78%, 12/25/20, CMO,
Series
                 1992
1,847,765
    5,000     First Union-Lehman
Brothers Com.
                 Mtg Trust
                 7.30%, 4/18/29, CMO,
Series 1997
5,051,563
    5,000     ICI Funding Corporation
                 7.60%, 11/25/01, CMO,
Series
                 1997
5,008,594

------------

11,907,922
----------------------------------------
----------
----------
Corporate Obligations--4.4%
    2,500     Merck and Company
                 5.76%, 5/3/37
2,510,000
----------------------------------------
----------
----------
Federal Home Loan Mortgage Corporation--
12.3%
   15,000(a)  6.45%, 6/4/99
14,983,650
    5,554     7.835%, 8/1/24, ARMS
5,793,397

------------

20,777,047
Federal National Mortgage Association--
11.1%
   $4,238     6.765%, 1/1/07
$  4,123,921
   14,349     8.00%, 5/1/25 - 12/01/99
14,655,645

------------

18,779,566
----------------------------------------
----------
----------
Government National Mortgage Association-
-18.2%
   14,079     7.50%, 10/15/25 - 1/15/26
14,034,677
    9,082     8.00%, 6/15/23 - 8/15/25
9,339,162
    6,953     9.00%, 6/15/98 - 9/15/09
7,337,446

------------

30,711,285
----------------------------------------
----------
----------
United States Treasury Notes--18.8%
    2,250     6.625%, 4/30/02
2,259,832
    3,000     6.625%, 5/15/07
2,991,090
    6,000(a)  7.375%, 11/15/97
6,045,000
   20,000(a)  8.25%, 7/15/98
20,493,800

------------

31,789,722

------------
              Total long-term
investments
                 (cost $157,459,321)
158,021,402

------------
SHORT-TERM INVESTMENTS--17.0%
----------------------------------------
----------
----------
Repurchase Agreement--17.0%
   28,843     Joint Repurchase Agreement
Account,
                 5.42%, 6/2/97
                 (cost $28,843,000; Note
5)
28,843,000

------------
----------------------------------------
----------
----------
Total Investments--110.5%
              (cost $186,324,158; Note
4)
186,864,402
              Liabilities in excess of
other
                 assets--(10.5%)
(17,808,704)

------------
              Net Assets--100%
$169,055,698

------------

------------

---------------
(a) Asset segregated for dollar rolls.
ARMS--Adjustable Rate Mortgage Security.
The
interest rate reflected is the rate
in effect at May 31, 1997.
CMO--Collateralized Mortgage Obligation.
----------------------------------------
----------
------------------------------
                                     ---
--
See Notes to Financial Statements.     6

PRUDENTIAL GOVERNMENT SECURITIES TRUST
U.S. TREASURY MONEY MARKET SERIES
Portfolio of Investments as of May 31,
1997
(Unaudited)
----------------------------------------
----------
----------

Principal
Amount
(000)        Description
Value
(Note 1)
     -----------------------------------
----------
---------------
United States Treasury Notes--63.6%
  $37,955    5.625%, 6/30/97
$ 37,983,028
    7,782    5.875%, 7/31/97
7,787,068
   18,909    8.625%, 8/15/97
19,025,335
   67,642    5.625%, 8/31/97
67,686,206
    1,155    5.75%, 9/30/97
1,155,416
    2,780    5.625%, 10/31/97
2,778,058
   10,000    5.375%, 11/30/97
9,988,375
   45,005    7.875%, 1/15/98
45,587,359
    2,270    5.875%, 4/30/98
2,264,156

------------

194,255,001
----------------------------------------
----------
----------
Total Investments--63.6%
             (amortized cost
$194,255,001(a))
194,255,001
             Other assets in excess of
                liabilities--36.4%
110,999,127

------------
             Net Assets--100%
$305,254,128

------------

------------

---------------
(a) Federal income tax basis of
portfolio
securities is the same as for
    financial reporting purposes.
----------------------------------------
----------
------------------------------
                                     ---
--
See Notes to Financial Statements.     7

Statement of Assets and Liabilities
May 31, 1997 (Unaudited)
PRUDENTIAL GOVERNMENT SECURITIES TRUST
----------------------------------------
----------
------------------------------


U.S.

Treasury

Money            Short-           Money

Market        Intermediate        Market
Assets
Series        Term Series         Series

------------     ------------     ------
------
Investments, at value (cost
$550,470,291,
$186,302,321 and $194,255,001,

respectively)...........................
 ..........
 ........................    $550,470,291
$186,864,402     $194,255,001
Cash....................................
 ..........
 ..........................
360,835
--               --
Receivable for investments
sold....................................
 .........
25,010,270           21,837
249,913,299
Interest
receivable..............................
 ..........
 .................       2,030,157
1,742,544
9,340,479
Receivable for Series shares
sold....................................
 .......
6,977,798           12,599
3,080,726
Deferred expenses and other
assets..................................
 ........
9,687            3,661            5,871

------------     ------------     ------
------
   Total
assets..................................
 ..........
 .................     584,859,038
188,645,043
456,595,376

------------     ------------     ------
------
Liabilities
Bank
overdraft...............................
 ..........
 .....................              --
561,457               --
Payable for investments
purchased...............................
 ..........
 ..              --       18,400,080
138,339,801
Payable for Series shares
reacquired..............................
 ..........
12,900,876          174,093
12,492,088
Dividends
payable.................................
 ..........
 ................         388,498
233,498
235,953
Due to
Manager.................................
 ..........
 ...................         204,396
57,552          106,252
Due to
Distributor.............................
 ..........
 ...................          34,339
17,000           18,132
Due to broker - variation
margin..................................
 ..........
--           11,625               --
Accrued expenses and other
liabilities.............................
 .........
242,205          134,040
149,022

------------     ------------     ------
------
   Total
liabilities.............................
 ..........
 .................      13,770,314
19,589,345
151,341,248

------------     ------------     ------
------
Net
Assets..................................
 ..........
 ......................    $571,088,724
$169,055,698     $305,254,128

------------     ------------     ------
------

------------     ------------     ------
------
Net assets were comprised of:
   Shares of beneficial interest, at par
($.01 per
share)...................    $
5,710,887     $
176,207     $  3,052,541
   Paid-in capital in excess of
par.....................................
 ....
565,377,837      221,514,664
302,201,587

------------     ------------     ------
------

571,088,724      221,690,871
305,254,128
   Undistributed net investment
income..................................
 ....
--          260,512               --
   Accumulated net realized
losses..................................
 ........
--      (53,443,235)              --
   Net unrealized appreciation of
investments.............................
 ..
--          547,550               --

------------     ------------     ------
------
Net assets, May 31,
1997....................................
 ..........
 ......    $571,088,724     $169,055,698
$305,254,128

------------     ------------     ------
------

------------     ------------     ------
------
Net asset value
Class A:
   Net asset value, offering price and
redemption
price per share
      ($570,370,089 / 570,370,089 shares
of common
stock issued and

outstanding)............................
 ..........
 ....................           $1.00

------------

------------
      ($305,253,926 / 305,253,926 shares
of common
stock issued and

outstanding)............................
 ..........
 ....................
$1.00

------------

------------
Class B:
   Net asset value, offering price and
redemption
price per share
      ($169,055,497 / 17,620,724 shares
of common
stock issued and

outstanding)............................
 ..........
 ....................
$9.59

------------

------------
Class Z:
   Net asset value, offering price and
redemption
price per share
      ($718,635 / 718,635 shares of
common stock
issued and outstanding)....
$1.00

------------

------------
      ($200 / 21 shares of common stock
issued and
outstanding).............
$9.60

------------

------------
      ($202 / 202 shares of common stock
issued
and outstanding)............
$1.00

------------

------------

----------------------------------------
----------
------------------------------
                                     ---
--
See Notes to Financial Statements.     8

Statement of Operations
Six Months Ended May 31, 1997
(Unaudited)
PRUDENTIAL
GOVERNMENT SECURITIES TRUST
----------------------------------------
----------
------------------------------

Money            Short-         U.S.
Treasury

Market         Intermediate
Money
Net Investment Income
Series         Term Series       Market
Series

-----------      ------------      -----
--------
Income

Interest................................
 ..........
 .......................     $16,071,121
$
5,830,735       $ 11,760,039

-----------      ------------      -----
--------
Expenses
   Management
fee.....................................
 ..........
 ............       1,173,989
349,539
893,851
   Distribution
fee.....................................
 ..........
 ..........         366,441
171,038
279,328
   Transfer agent's fees and
expenses................................
 .......
556,000           121,000
70,000
   Custodian's fees and
expenses................................
 ..........
 ..          38,000            48,000
40,000
   Registration
fees....................................
 ..........
 ..........          16,000
13,000
25,000
   Reports to
shareholders............................
 ..........
 ............          58,000
55,000
62,000
   Audit
fee.....................................
 ..........
 .................          21,000
18,500             20,000
   Trustees'
fees....................................
 ..........
 .............           6,000
6,000
6,000
   Insurance
expense.................................
 ..........
 .............           7,000
2,500
1,000
   Legal
fees....................................
 ..........
 .................           5,000
24,000              5,000

Miscellaneous...........................
 ..........
 .......................           3,838
5,017              6,251

-----------      ------------      -----
--------
      Total
expenses................................
 ..........
 ..............       2,251,268
813,594
1,408,430

-----------      ------------      -----
--------
Net investment
income..................................
 ..........
 ...........      13,819,853
5,017,141
10,351,609

-----------      ------------      -----
--------
Realized and Unrealized Gain (Loss) on
Investments
Net realized gain (loss) on:
   Investment
transactions............................
 ..........
 ............          62,462
(568,443)
32,852
   Financial future
contracts...............................
 ..........
 ......              --
(24,277)
--

-----------      ------------      -----
--------

62,462          (592,720)
32,852

-----------      ------------      -----
--------
Net change in unrealized depreciation
on:
   Investment
transactions............................
 ..........
 ............              --
(1,768,059)
--
   Financial future
contracts...............................
 ..........
 ......              --
(14,531)
--

-----------      ------------      -----
--------

--        (1,782,590)                --

-----------      ------------      -----
--------
Net gain (loss) on
investments.............................
 ..........
 .......          62,462
(2,375,310)
32,852

-----------      ------------      -----
--------
Net Increase in Net Assets Resulting
from
Operations........................
$13,882,315
$  2,641,831       $ 10,384,461

-----------      ------------      -----
--------

-----------      ------------      -----
--------

----------------------------------------
----------
------------------------------
                                     ---
--
See Notes to Financial Statements.     9

Statement of Changes in Net Assets
(Unaudited)
PRUDENTIAL
GOVERNMENT SECURITIES TRUST
----------------------------------------
----------
------------------------------

Short-                        U.S.
Treasury

Money
Market                    Intermediate
Money Market

Series                        Term
Series
Series
                                 -------
----------
--------------   -----------------------
----    --
-----------------------------
                                   Six
Months
Six Months                      Six
Months

ended
Year ended        ended        Year
ended
ended          Year ended
Increase (Decrease)                 May
31,
November 30,      May 31,      November
30,
May 31,        November 30,
in Net Assets
1997
1996            1997           1996
1997             1996
                                 -------
-------
--------------   ------------   --------
----    --
------------   --------------
Operations
   Net investment income.......  $
13,819,853
$   27,251,983   $  5,017,141   $
11,177,077    $
10,351,609   $   17,996,266
   Net realized gain (loss) on
      investment
      transactions.............
62,462
82,865       (592,720)    (1,939,815)
32,852          231,117
   Net change in unrealized
      appreciation/depreciation
      of investments...........
--
--     (1,782,590)       699,817
--
--
                                 -------
-------
--------------   ------------   --------
----    --
------------   --------------
   Net increase in net assets
      resulting from
      operations...............
13,882,315
27,334,848      2,641,831      9,937,079
10,384,461       18,227,383
                                 -------
-------
--------------   ------------   --------
----    --
------------   --------------
Dividends and distributions to
   shareholders:
   Dividends to shareholders...
(13,882,315)
(27,334,848)    (4,669,940)
(11,380,459)
(10,384,461)     (18,227,383)
                                 -------
-------
--------------   ------------   --------
----    --
------------   --------------
Series share transactions(a)
   Net proceeds from shares
      subscribed...............
1,067,159,073
1,688,126,618      4,361,448
38,324,541
2,839,217,624    3,788,052,358
   Net asset value of shares
      issued to shareholders in
      reinvestment of dividends
      and distributions........
13,155,983
26,320,286      3,033,409      7,194,984
9,081,335       16,677,439
   Cost of shares reacquired...
(1,061,349,075)
(1,760,517,744)   (21,545,715)
(71,837,916)
(2,848,374,408)  (3,838,734,554)
                                 -------
-------
--------------   ------------   --------
----    --
------------   --------------
   Net increase (decrease) in
      net assets from Series
      share transactions.......
18,965,981
(46,070,840)   (14,150,858)
(26,318,391)
(75,449)     (34,004,757)
                                 -------
-------
--------------   ------------   --------
----    --
------------   --------------
Total increase (decrease)......
18,965,981
(46,070,840)   (16,178,967)
(27,761,771)
(75,449)     (34,004,757)
Net Assets
Beginning of period............
552,122,743
598,193,583    185,234,665
212,996,436
305,329,577      339,334,334
                                 -------
-------
--------------   ------------   --------
----    --
------------   --------------
End of period..................  $
571,088,724
$  552,122,743   $169,055,698
$185,234,665    $
305,254,128   $  305,329,577
                                 -------
-------
--------------   ------------   --------
----    --
------------   --------------
                                 -------
-------
--------------   ------------   --------
----    --
------------   --------------

---------------
  (a) At $1.00 per share for the Money
Market
Series and the U.S. Treasury Money
Market Series.
----------------------------------------
----------
------------------------------
                                     ---
--
See Notes to Financial Statements.
10

Notes to Financial Statements
(Unaudited)
PRUDENTIAL
GOVERNMENT SECURITIES TRUST
----------------------------------------
----------
------------------------------
Prudential Government Securities Trust
(the
'Fund') is registered under the
Investment Company Act of 1940 as a
diversified,
open-end management investment
company. The Fund consists of three
series--the
Money Market Series, the
Short-Intermediate Term Series and the
U.S.
Treasury Money Market Series; the
monies of each series are invested in
separate,
independently managed
portfolios.
----------------------------------------
----------
----------
Note 1. Significant Accounting Policies
The following is a summary of
significant
accounting policies followed by the
Fund in the preparation of its financial
statements.
Securities Valuations: The Money Market
Series and
U.S. Treasury Money Market
Series value portfolio securities at
amortized
cost, which approximates market
value. The amortized cost method of
valuation
involves valuing a security at its
cost on the date of purchase and
thereafter
assuming a constant amortization to
maturity of any discount or premium.
For the Short-Intermediate Term Series,
the
Trustees have authorized the use of
an independent pricing service to
determine
valuations. The pricing service
considers such factors as security
prices, yields,
maturities, call features,
ratings and developments relating to
specific
securities in arriving at
securities valuations. When market
quotations are
not readily available, a
security is valued by appraisal at its
fair value
as determined in good faith
under procedures established under the
general
supervision and responsibility of
the Trustees. Short-term securities
which mature
in more than 60 days are valued
at current market quotations. Short-term
securities which mature in 60 days or
less are valued at amortized cost.
In connection with transactions in
repurchase
agreements, the Fund's custodian
or designated subcustodians, as the case
may be
under triparty repurchase
agreements, takes possession of the
underlying
collateral securities, the value
of which exceeds the principal amount of
the
repurchase transaction, including
accrued interest. If the seller defaults
and the
value of the collateral
declines or if bankruptcy proceedings
are
commenced with respect to the seller
of the security, realization of the
collateral by
the Fund may be delayed or
limited.
Securities Transactions and Investment
Income:
Securities transactions are
recorded on the trade date. Realized
gains and
losses on sales of portfolio
securities are calculated on the
identified cost
basis. Interest income is
recorded on the accrual basis. The Fund
amortizes
discounts and premiums on
purchases of portfolio securities as
adjustments
to income.
Dollar Rolls: The Short-Intermediate
Term Series
enters into dollar roll
transactions in which the Series sells
securities
for delivery in the current
month, realizing a gain or loss, and
simultaneously contracts to repurchase
somewhat similar (same type, coupon and
maturity)
securities on a specified
future date. During the roll period the
Short-
Intermediate Term Series forgoes
principal and interest paid on the
securities. The
Series is compensated by the
interest earned on the cash proceeds of
the
initial sale and by the lower
repurchase price at the future date. The
difference between the sale proceeds
and the lower repurchase price is taken
into
income. The Short-Intermediate Term
Series maintains a segregated account,
the dollar
value of which is equal to its
obligations in respect of dollar rolls.
There were
no dollar rolls outstanding
as of May 31, 1997.
Federal Income Taxes: For federal income
tax
purposes, each series of the Fund
is treated as a separate taxable entity.
It is
each Series' policy to continue
to meet the requirements of the Internal
Revenue
Code applicable to regulated
investment companies and to distribute
all of its
taxable net income to its
shareholders. Therefore, no federal
income tax
provision is required.
Dividends and Distributions: The Money
Market
Series and U.S. Treasury Money
Market Series declare daily dividends
from net
investment income and net
short-term capital gains and losses.
Dividends are
paid monthly.
The Short-Intermediate Term Series
declares
dividends from net investment income
daily; payment of dividends is made
monthly.
Distributions of net capital gains,
if any, are made annually.
Income distributions and capital gain
distributions are determined in
accordance
with income tax regulations which may
differ from
generally accepted accounting
principles.
----------------------------------------
----------
----------
Note 2. Agreements
The Fund has a management agreement with
Prudential Investments Fund Management
LLC ('PMF'). Pursuant to this agreement,
PMF has
responsibility for all
investment advisory services and
supervises the
subadviser's performance of such
services. PMF has entered into a
subadvisory
agreement with The Prudential
Investment Corporation ('PIC'); PIC
furnishes
investment advisory services in
connection with the management of the
Fund. PMF
pays for the cost of the
subadviser's services, the compensation
of
officers of the Fund, occupancy and
certain clerical and bookkeeping costs
of the
Fund. The Fund bears all other
costs and expenses.
The management fee paid to PMF is
computed daily
and payable monthly at an
annual rate of .40 of 1% of the average
daily net
assets of the
Short-Intermediate Term Series and the
U.S.
Treasury Money Market Series. With
respect to the Money Market Series, the
management
fee is payable as follows:
 .40 of 1% of average daily net assets up
to $1
billion,
----------------------------------------
----------
------------------------------
                                     ---
--

Notes to Financial Statements
(Unaudited)
PRUDENTIAL GOVERNMENT SECURITIES TRUST
----------------------------------------
----------
------------------------------
 .375 of 1% of average daily net assets
between $1
billion and $1.5 billion and
 .35 of 1% in excess of $1.5 billion.
The Fund has a distribution agreement
with
Prudential Securities Incorporated
('PSI'), which acts as the distributor
of the
shares of the Money Market Series
and the U.S. Treasury Money Market
Series. The
Fund compensates the distributors
for distributing and servicing each of
the Series'
shares, pursuant to plans of
distribution, regardless of expenses
actually
incurred by them. The distribution
fees are accrued daily and payable
monthly at an
annual rate of .125% of each of
the Series' average daily net assets.
The
distributors pay various
broker-dealers for account servicing
fees and for
the expenses incurred by such
broker-dealers.
The Fund also compensates PSI for its
expenses as
distributor of the
Short-Intermediate Term Series. The
Short-
Intermediate Term Series entered into
a distribution agreement and a plan of
distribution pursuant to which it pays
PSI a fee, accrued daily and payable
monthly, at
an annual rate of .25 of 1% of
the lesser of (a) the aggregate sales of
shares
issued (not including
reinvestment of dividends and
distributions) on or
after July 1, 1985 (the
effective date of the plan) less the
aggregate net
asset value of any such
shares redeemed, or (b) the average net
asset
value of the shares issued after
the effective date of the plan.
Distribution
expenses include commission credits
to PSI branch offices for payments of
commissions
and account servicing fees to
financial advisers and an allocation on
account of
overhead and other
distribution-related expenses, the cost
of
printing and mailing prospectuses to
potential investors and of advertising
incurred in
connection with the
distribution of Series shares. In
addition, PSI
pays other broker-dealers,
including Pruco, an affiliated broker-
dealer, for
account servicing fees and
other expenses incurred by such broker-
dealers in
distributing these shares.
PMFD is a wholly-owned subsidiary of
PMF; PSI, PMF
and PIC are (indirect)
wholly-owned subsidiaries of The
Prudential
Insurance Company of America.
The Fund, along with other affiliated
registered
investment companies (the
'Funds'), entered into a credit
agreement (the
'Agreement') on December 31, 1996
with an unaffiliated lender. The maximum
commitment under the Agreement is
$200,000,000. The Agreement expires on
December
30, 1997. Interest on any such
borrowings outstanding will be at market
rates.
The purpose of the Agreement is
to serve as an alternative source of
funding for
capital share redemptions. The
Fund has not borrowed any amounts
pursuant to the
Agreement as of December 31,
1996. The Funds pay a commitment fee at
an annual
rate of .055 of 1% on the
unused portion of the credit facility.
The
commitment fee is accrued and paid
quarterly on a pro-rata basis by the
Funds.
Note 3. Other Transactions with
Affiliates
Prudential Mutual Fund Services, Inc.
('PMFS'), a
wholly-owned subsidiary of
PMF, serves as the Fund's transfer
agent. During
the six months ended May 31,
1997, the Fund incurred fees of
approximately
$470,000, $89,000, and $61,000,
respectively, for the Money Market
Series, Short-
Intermediate Term Series, and
U.S. Treasury Money Market Series.
Transfer agent
fees and expenses in the
Statement of Operations includes certain
out-of-
pocket expenses paid to
non-affiliates.
----------------------------------------
----------
----------
Note 4. Portfolio Securities
Purchases and sales of portfolio
securities other
than short-term investments,
for the Short-Intermediate Term Series
for the six
months ended May 31, 1997
were $169,392,048 and $190,152,143,
respectively.
On May 31, 1997, the Short-Intermediate
Term
Series purchased 31 financial
futures contracts on the S&P 500 Index
expiring
June, 1997. The cost of such
contracts was $3,266,141. The value of
such
contracts on May 31, 1997 was
$3,251,610, thereby resulting in an
unrealized
loss of $14,531.
For the Short-Intermediate Term Series,
the cost
basis of investments for
federal income tax purposes was
186,324,158 and,
accordingly, as of May 31,
1997, net unrealized appreciation of
investments
for federal income tax purposes
was $562,081 (gross unrealized
appreciation
$768,946; gross unrealized
depreciation--$206,865).


For federal income tax purposes, the
Short-
Intermediate Term Series has a
capital loss carryforward as of November
30, 1996
of approximately $52,844,000
of which $19,180,000 expires in 1997,
$6,864,000
expires in 1998, $4,746,000
expires in 1999, $3,422,000 expires in
2001,
$16,699,000 expires in 2002 and
$1,933,000 expires in 2003. Accordingly,
no
capital gains distribution is
expected to be paid to shareholders
until net
gains have been realized in excess
of such carryforward. During the fiscal
year ended
November 30, 1996,
approximately $11,426,000 of the capital
loss
carryforward expired unused.
----------------------------------------
----------
----------
Note 5. Joint Repurchase Agreement
Account
The Fund, along with other affiliated
registered
investment companies, transfers
uninvested cash balances into a single
joint
account, the daily aggregate
balance of which is invested in one or
more
repurchase agreements collateralized
by U.S. Treasury or federal agency
obligations. As
of May 31, 1997, the
Short-Intermediate Term Series had a
3.56%
undivided interest in the repurchase
agreements in the joint account. This
undivided
interest represented $28,843,000
in principal amount. As of
----------------------------------------
----------
------------------------------
                                     ---
--

Notes to Financial Statements
(Unaudited)
PRUDENTIAL
GOVERNMENT SECURITIES TRUST
----------------------------------------
----------
------------------------------
such date, the repurchase agreements in
the joint
account and the value of the
collateral therefor were as follows:
Bear, Stearns & Co., 5.53%, in the
principal
amount of $270,000,000, repurchase
price $270,082,950, due 6/2/97. The
value of the
collateral including accrued
interest was $275,689,730.
J.P. Morgan Securities, Inc., 5.52%, in
the
principal amount of $270,000,000,
repurchase price $270,124,200, due
6/2/97. The
value of the collateral including
accrued interest was $275,400,031.
Smith Barney, Inc., 5.54%, in the
principal amount
of $270,000,000, repurchase
price $270,124,650, due 6/2/97. The
value of the
collateral including accrued
interest was $275,400,376.
----------------------------------------
----------
----------
Note 6. Capital
Each series has authorized an unlimited
number of
shares of beneficial interest
at $.01 par value. Transactions in
shares of
beneficial interest for the
Short-Intermediate Term Series for the
fiscal year
ended November 30, 1996 and
the six months ended May 31, 1997 were
as follows.
Transactions in shares of common stock
were as
follows:

Class B
Shares
Amount
------------------------------------  --
--------
------------
Six months ended May 31, 1997:
Shares sold.........................
455,296
$  4,361,449
Shares issued in reinvestment of
  dividends.........................
316,126
3,033,408
Shares reacquired...................
(2,245,797)
(21,545,715)
                                      --
--------
------------
Net decrease in shares outstanding
  before conversion.................
(1,474,375)
(14,150,858)
Shares reacquired upon conversion
  into Class Z......................
(21)
(201)
                                      --
--------
------------
Net decrease in shares
  outstanding.......................
(1,474,396)
$(14,151,059)
                                      --
--------
------------
                                      --
--------
------------
Class B
Shares
Amount
------------------------------------  --
--------
------------
Year ended November 30, 1996:
Shares sold.........................
3,978,671
$ 38,324,541
Shares issued in reinvestment of
  dividends.........................
749,149
7,194,984
Shares reacquired...................
(7,501,561)
(71,837,916)
                                      --
--------
------------
Net decrease in shares
  outstanding.......................
(2,773,741)
$(26,318,391)
                                      --
--------
------------
                                      --
--------
------------
Class Z
------------------------------------
February 25, 1997* through
  May 31, 1997:
Shares issued upon conversion from
  Class B...........................
21
$        201
                                      --
--------
------------
Net increase in shares
  outstanding.......................
21
$        201
                                      --
--------
------------
                                      --
--------
------------

---------------
* Commencement of offering of Class Z
shares.
Effective March 1, 1996 the Money Market
Series
commenced offering Class Z
shares. Class Z shares are not subject
to any
sales or redemption charge and are
offered exclusively for sale to a
limited group of
investors.
Transactions in shares of beneficial
interest for
the Money Market Series for
the fiscal year ended November 30, 1996
and the
six months ended May 31, 1997
were as follows:

                                   Six
months

ended
Year ended
                                     May
31,
November 30,

1997
1996
                                 -------
--------
---------------
Class A
-------------------------------
Shares sold....................
1,065,536,022
1,686,769,968
Shares issued in reinvestment
  of dividends and
  distributions................
13,139,497
26,286,366
Shares reacquired..............
(1,060,427,969)
(1,746,670,530)
                                 -------
--------
---------------
Net increase/decrease in shares
  outstanding before
  conversion...................
18,247,550
(33,614,196)
Shares reacquired upon
  conversion into Class Z......
--
(12,456,848)
                                 -------
--------
---------------
Net increase/decrease in shares
  outstanding..................
18,247,550
(46,071,044)
                                 -------
--------
---------------
                                 -------
--------
---------------

----------------------------------------
----------
------------------------------
                                     ---
--

Notes to Financial Statements
(Unaudited)
PRUDENTIAL GOVERNMENT SECURITIES TRUST
----------------------------------------
----------
------------------------------

March 1,
                                   Six
months
1996

ended
through
                                     May
31,
November 30,

1997
1996
                                 -------
--------
---------------
Class Z
-------------------------------
Shares sold....................
1,623,050
1,356,651
Shares issued in reinvestment
  of dividends and
  distributions................
16,486
33,919
Shares reacquired..............
(921,105)
(13,847,214)
                                 -------
--------
---------------
Net increase/decrease in shares
  outstanding before
  conversion...................
718,431
(12,456,644)
Shares issued upon conversion
  from Class A.................
--
12,456,848
                                 -------
--------
---------------
Net increase in shares
  outstanding..................
718,431
204
                                 -------
--------
---------------
                                 -------
--------
---------------

Effective February 21, 1997 the U.S.
Treasury
Money Market Series commenced
offering Class Z shares. Class Z shares
are not
subject to any sales or
redemption charge and are offered
exclusively for
sale to a limited group of
investors.
Transactions in shares of beneficial
interest for
the U.S. Treasury Money Market
Series for the six months ended May 31,
1997 were
as follows:

Six months

ended

May 31,

1997

--
-------------
Class A
----------------------------------------
------
Shares
sold...................................
2,839,217,423
Shares issued in reinvestment of
dividends and

distributions...........................
 ....
9,081,333
Shares
reacquired.............................
(2,848,374,408)

--
-------------
Net increase in shares
outstanding............
(75,651)

--
-------------

--
-------------

February 21,

1997

through

May 31,

1997

--
-------------
Class Z
----------------------------------------
------
Shares
sold...................................
200
Shares issued in reinvestment of
dividends and

distributions...........................
 ....
2

--
-------------
Net increase in shares
outstanding............
202

--
-------------

--
-------------

----------------------------------------
----------
------------------------------
                                     ---
--

PRUDENTIAL
GOVERNMENT SECURITIES TRUST
Financial Highlights (Unaudited)
MONEY
MARKET SERIES
----------------------------------------
----------
------------------------------

Class A
Class Z
                                   -----
----------
----------------------------------------
----------
------------     ----------
                                   Six
Months
Six Months

Ended
Year Ended November 30,
Ended
                                    May
31,
----------------------------------------
----------
------------      May 31,

1997
1996         1995         1994
1993
1992           1997
                                   -----
-----
--------     --------     --------     -
-------
----------     ----------
PER SHARE OPERATING
  PERFORMANCE:
Net asset value, beginning of
  period.......................     $
1.000
$  1.000     $  1.000     $  1.000     $
1.000
$    1.000      $  1.000
Net investment income..........
0.023
0.046        0.052        0.033
0.026
0.035         0.024
Dividends from net investment
  income.......................
(0.023)
(0.046)      (0.052)      (0.033)
(0.026)
(0.035)       (0.024)
                                   -----
-----
--------     --------     --------     -
-------
----------     ----------
Net asset value, end of
  period.......................     $
1.000
$  1.000     $  1.000     $  1.000     $
1.000
$    1.000      $  1.000
                                   -----
-----
--------     --------     --------     -
-------
----------     ----------
                                   -----
-----
--------     --------     --------     -
-------
----------     ----------
TOTAL RETURN(a):...............
2.37%
4.74%        5.20%        3.29%
2.62%
3.57%         2.45%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period
  (000)........................
$570,371
$552,123     $598,194     $637,343
$919,503
$1,026,187      $    719
Average net assets (000).......
$587,916
$589,147     $597,599     $732,867
$950,988
$1,113,759      $    691
Ratios to average net assets:
   Expenses, including
      distribution fees........
0.77%(d)
0.86%        0.78%        0.77%
0.72%
0.72%         0.65%(d)
   Expenses, excluding
      distribution fees........
0.64%(d)
0.73%        0.65%        0.64%
0.59%
0.60%         0.65%(d)
   Net investment income.......
4.71%(d)
4.63%        5.15%        3.19%
2.56%
3.42%         4.87%(d)

March 1,

1996(b)

Through

November 30,

1996
                                 -------
--------
PER SHARE OPERATING
  PERFORMANCE:
Net asset value, beginning of
  period.......................    $
1.000
Net investment income..........
0.038
Dividends from net investment
  income.......................
(0.038)
                                 -------
--------
Net asset value, end of
  period.......................    $
1.000
                                 -------
--------
                                 -------
--------
TOTAL RETURN(a):...............
3.87%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period
  (000)........................    $
204(c)
Average net assets (000).......    $
1,962
Ratios to average net assets:
   Expenses, including
      distribution fees........
0.68%(d)
   Expenses, excluding
      distribution fees........
0.68%(d)
   Net investment income.......
4.68%(d)

---------------
(a) Total return is calculated assuming
a purchase
of shares on the first day
    and a sale on the last day of each
period
reported and includes reinvestment
    of dividends and distributions.
Total return
for a period of less than one
    year is not annualized.
(b) Commencement of offering of Class Z
shares.
(c) Figure is actual and not rounded to
nearest
thousand.
(d) Annualized.
----------------------------------------
----------
------------------------------
                                     ---
--
See Notes to Financial Statements.
15

PRUDENTIAL
GOVERNMENT SECURITIES TRUST
Financial Highlights (Unaudited)
SHORT-
INTERMEDIATE TERM SERIES
----------------------------------------
----------
------------------------------

Class B
Class Z
                                   -----
----------
----------------------------------------
----------
------------     ------------

February 26,
                                   Six
Months
1997(c)

Ended
Year Ended November 30,
Through
                                    May
31,
----------------------------------------
----------
------------       May 31,

1997
1996         1995         1994
1993
1992            1997
                                   -----
-----
--------     --------     --------     -
-------
----------         -----
PER SHARE OPERATING
   PERFORMANCE:
Net asset value, beginning of
   period......................     $
9.70
$   9.74     $   9.17     $  10.06     $
9.97
$    10.00        $ 9.64
                                   -----
-----
--------     --------     --------     -
-------
----------         -----
Income from investment
   operations
Net investment income..........
0.28
0.51         0.56         0.64
0.69
0.75          0.16
Net realized and unrealized
   gain (loss) on investment
   transactions................
(0.13)
(0.01)        0.55        (0.89)
0.11
(0.03)        (0.05)
                                   -----
-----
--------     --------     --------     -
-------
----------         -----
   Total from investment
      operations...............
0.15
0.50         1.11        (0.25)
0.80
0.72          0.11
                                   -----
-----
--------     --------     --------     -
-------
----------         -----
Less distributions
Dividends from net investment
   income......................
(0.26)
(0.54)       (0.54)       (0.52)
(0.69)
(0.75)        (0.15)
Tax return of capital
   distribution................
--
--           --        (0.12)
(0.02)
--            --
                                   -----
-----
--------     --------     --------     -
-------
----------         -----
Total distributions............
(0.26)
(0.54)       (0.54)       (0.64)
(0.71)
(0.75)        (0.15)
                                   -----
-----
--------     --------     --------     -
-------
----------         -----
Net asset value, end of
   period......................     $
9.59
$   9.70     $   9.74     $   9.17     $
10.06
$     9.97        $ 9.60
                                   -----
-----
--------     --------     --------     -
-------
----------         -----
                                   -----
-----
--------     --------     --------     -
-------
----------         -----
TOTAL RETURN(a):...............
1.53%
5.34%       12.37%       (2.58)%
8.26%
7.40%         1.13%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period
   (000).......................
$169,055
$185,235     $212,996     $241,980
$347,944
$  303,451        $  200(d)
Average net assets (000).......
$175,249
$186,567     $209,521     $307,382
$321,538
$  294,388        $  199(d)
Ratios to average net assets:
   Expenses, including
      distribution fees........
0.93%(b)
1.01%        0.95%        0.84%
0.80%
0.79%         0.14%(b)
   Expenses, excluding
      distribution fees........
0.74%(b)
0.79%        0.75%        0.63%
0.59%
0.58%         0.14%(b)
   Net investment income.......
5.74%(b)
5.99%        5.82%        5.48%
6.80%
7.47%         3.20%(b)
Portfolio turnover rate........
98%
132%         217%         431%
44%
60%           98%

---------------
(a) Total return is calculated assuming
a purchase
of shares on the first day
    and a sale on the last day of each
year
reported and includes reinvestment
    of dividends and distributions.
Total return
for a period of less than one
    year is not annualized.
(b) Annualized.
(c) Commencement of offering of Class Z
shares.
(d) Figure is actual and not rounded to
nearest
thousand.
----------------------------------------
----------
------------------------------
                                     ---
--
See Notes to Financial Statements.
16

PRUDENTIAL
GOVERNMENT SECURITIES TRUST
Financial Highlights (Unaudited)
U.S.
TREASURY MONEY MARKET SERIES
----------------------------------------
----------
------------------------------

Class A
Class Z
                                   -----
----------
----------------------------------------
----------
------------     ------------

February 21,
                                    Six
Months
1997(b)

Ended
Year Ended November 30,
Through
                                     May
31,
----------------------------------------
----------
----------       May 31,

1997
1996         1995         1994
1993
1992           1997
                                   -----
-------
--------     --------     --------     -
-------
--------         -----
PER SHARE OPERATING
  PERFORMANCE:
Net asset value, beginning of
  year.........................    $
1.000
$  1.000     $  1.000     $  1.000     $
1.000
$  1.000        $1.000
Net investment income..........
0.023
0.046        0.050        0.033
0.025
0.034         0.013
Dividends from net investment
  income.......................
(0.023)
(0.046)      (0.050)      (0.033)
(0.025)
(0.034)       (0.013)
                                   -----
-------
--------     --------     --------     -
-------
--------         -----
Net asset value, end of year...    $
1.000
$  1.000     $  1.000     $  1.000     $
1.000
$  1.000        $1.000
                                   -----
-------
--------     --------     --------     -
-------
--------         -----
                                   -----
-------
--------     --------     --------     -
-------
--------         -----
TOTAL RETURN(a)................
2.32%
4.75%        5.08%        3.31%
2.54%
3.46%         3.43%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year
  (000)........................    $
305,254
$305,330     $339,334     $293,984
$284,978
$233,600        $  200(c)
Average net assets (000).......    $
448,153
$393,060     $345,369     $308,454
$273,313
$263,459        $  197(c)
Ratios to average net assets:
   Expenses, including
      distribution fees........
0.63%(c)     0.63%        0.62%
0.62%
0.66%        0.66%         0.51%(d)
   Expenses, excluding
      distribution fees........
0.51%(c)     0.51%        0.50%
0.50%
0.53%        0.54%         0.51%(d)
   Net investment income.......
4.62%(c)     4.57%        5.01%
3.21%
2.49%        3.29%         2.70%(d)

---------------
(a) Total return is calculated assuming
a purchase
of shares on the first day
    and a sale on the last day of each
year
reported and includes reinvestment
    of dividends and distributions.
(b) Commencement of offering of Class Z
shares.
(c) Figure is actual and not rounded to
nearest
thousand.
(d) Annualized.
----------------------------------------
----------
------------------------------
                                     ---
--
See Notes to Financial Statements.
17

Getting
The Most
From Your
Prudential
Mutual
Fund.

Some mutual fund shareholders won't ever read this
-- they don't
read annual and semi-annual reports.
It's quite
understandable.
These annual and semi-annual reports are prepared to comply with
Federal regulations. They are often
written in
language
that is difficult to understand. So when most people run into those particularly daunting sections of these reports, they don't read them.

We think that's a mistake.

At Prudential Mutual Funds, we've made
some
changes to our
report to make it easier to understand
and more
pleasant to
read, in hopes you'll find it profitable to spend a few minutes familiarizing yourself with your investment.
Here's what you'll
find in the report:

At A Glance

Since an investment's performance is
often a
shareholder's primary
concern, we present performance
information in two
different formats.
You'll find it first on the "At A
Glance" page
where we compare the
Fund and the comparable average
calculated by
Lipper Analytical
Services, a nationally recognized mutual fund rating agency. We report both the cumulative total returns and the average annual total returns. The cumulative total return is the total amount of income and appreciation the Fund has achieved in various time periods. The average annual total return is an annualized representation of the Fund's performance
-- it
generally smoothes
out returns and gives you an idea how
much the
Fund has earned
in an average year, for a given time
period. Under
the
performance box, you'll see legends that explain the performance information, whether fees and sales charges have been included in returns, and the inception dates for the Fund's share classes.

See the performance comparison charts at the back of the report for more performance information.
And keep
in mind
that past perfor-mance is not indicative of future results.

Portfolio  Manager's Report

The portfolio manager  who invests your
money for
you
reports onsuccessful -- and not-so-
successful --
strategies
in this section of your report. Look for recent purchases and sales here, as well as information about the sectors the portfolio manager favors and any changes that are on the drawing board.

Portfolio Of Investments

This is where the report begins to look
technical,
but it's really
just a listing of each security held at
the end
of the reporting
period, along with valuations and other
information. Please note
that sometimes we discuss a security in the
Portfolio Manager's
Report that doesn't appear in this
listing because
it was  sold
before the close of the reporting
period.

Statement Of Assets And Liabilities

The balance sheet shows the assets (the
value of
the Fund's
holdings), liabilities (how much the
Fund owes)
and net assets
(the Fund's equity, or holdings after
the Fund
pays its debts)
as of the end of the reporting period.
It also
shows how we
calculate the net asset value per share
for each
class of shares.
The net asset value is reduced by
payment of your
dividend,
capital gain, or other distribution, but remember that the money or new shares are being paid or issued to you. The net asset value fluctuates daily along with the value of every security in the portfolio.

Statement Of Operations
This is the income statement, which
details income
(mostly interest
and dividends earned) and expenses
(including what
you pay us to
manage your money). You'll also see
capital gains
here -- both
realized and unrealized.

Statement Of Changes In Net Assets

This schedule shows how income and
expenses
translate into
changes in net assets. The Fund is
required to pay
out the
bulk of its income to shareholders every year, and this statement shows you how we do it -- through dividends and distributions -- and how that affects the net assets.
This statement also shows how money from investors flowed into and out of the Fund.

Notes To Financial Statements

This is the kind of technical material
that can
intimidate
readers, but it does contain useful
information.
The Notes
provide a brief history and explanation
of your
Fund's
objectives. In addition, they also
outline how
Prudential Mutual Funds
prices securities. The Notes also
explain who
manages and
distributes the Fund's shares, and more
importantly, how
much they are paid for doing so.
Finally, the
Notes explain
how many shares are outstanding and the
number
issued and
redeemed over the period.

Financial Highlights

This information contains many elements
from prior
pages,
but on a per share basis. It is designed to help you understand how the Fund performed and to compare this year's performance and expenses to those of prior years.

Independent  Auditor's Report

Once a year, an outside auditor looks
over our
books and
certifies that the information is fairly presented and complies with generally accepted accounting principles.

Tax Information
This is information which we report
annually about
how much
of your total return is taxable. Should
you have
any questions,
you may want to consult  a tax advisor.

Performance Comparison

These charts are included in the annual
report and
are required
by the Securities Exchange Commission.
Performance
is presented
here as a hypothetical $10,000
investment in the
Fund since its
inception or for 10 years (whichever is
shorter).
To help
you put that return in context,  we are
required
to include the
performance of an unmanaged, broad based securities index, as well. The index does not reflect the cost of buying the securities it contains or the cost of managing a mutual fund.
Of
course, the index holdings do not mirror those of the fund -- the index is a broadly based reference point commonly used by investors to measure how well they are doing. A definition of the selected index is also provided. Investors generally cannot invest directly in an index.

Getting
The Most
From Your
Prudential
Mutual
Fund.

Change Your Mind.
You can exchange your shares in most
Prudential
Mutual Funds
for shares in most other Prudential
Mutual Funds,
without
charges. This may be most helpful if
your
investment needs change.

Reinvest Dividends Free Of Charge.
Reinvest your dividends and/or capital
gains
distributions
automatically --  without charge.

Invest For Retirement.
There is no minimum investment for an
IRA. Plus,
you defer
taxes on your investment earnings by
investing in
an IRA.

If you'd like, you can contribute up to
$2,000 a
year in an IRA.
If you are married, you and your spouse
(if not
working outside
the home) can contribute up to $2,250 a
year.
(Withdrawals are
taxed as ordinary income and may be
subject to a
10%
penalty prior to age 59 1/2.)

Change Your Job.
You can take your pension with you. Use
a rollover
IRA to
manage your company-sponsored retirement plan while retaining the special tax-deferred advantages.

Invest In Your Children.
There's no fee to open a custodial
account for a
child's education
or other needs.

Take Income.
Would you like to receive monthly or
quarterly
checks in any
amount from your fund account? Just let us know.
We'll take
care of it. Of course, there are minimum amounts.
And shares
redeemed may be subject to tax, and
Class B and  C
shares may be subject to contingent
deferred sales
charges.
We'll gladly answer your questions.

Keep Informed.
We want to keep you up-to-date. Of
course, you
receive account
activity statements every quarter. But
you also
receive annual
and semi-annual fund reports, as well as other important updates on events that affect your investments, including tax information.

This material is only authorized for
distribution
when preceded
or accompanied by a current prospectus.
Read the
prospectus
carefully before you invest or send
money.

Prudential Mutual Funds
Gateway Center Three
100 Mulberry Street
Newark, NJ  07102-4077

(800) 225-1852
http://www.prudential.com


Trustees
Edward D. Beach
Eugene C. Dorsey
Delayne Dedrick Gold
Robert F. Gunia
Harry A. Jacobs, Jr.
Donald D. Lennox
Mendel A. Melzer
Thomas T. Mooney
Thomas H. O'Brien
Richard A. Redeker
Nancy H. Teeters
Louis A. Weil, III

Officers
Richard A. Redeker, President
Susan C. Cote, Vice President
Thomas A. Early, Vice President
Grace C. Torres, Treasurer
Stephen M. Ungerman, Assistant Treasurer
S. Jane Rose, Secretary

Manager
Prudential Investments Fund Management
LLC
Gateway Center Three
100 Mulberry Street
Newark, NJ 07102-4077

Investment Adviser
The Prudential Investment Corporation
Prudential Plaza
Newark, NJ 07101

Distributor
Prudential Securities Incorporated
One Seaport Plaza
New York, NY 10292

Custodian
State Street Bank and Trust Company
One Heritage Drive
North Quincy, MA 02171

Transfer Agent
Prudential Mutual Fund Services LLC
P.O. Box 15005
New Brunswick, NJ 08906

Independent Accountants
Price Waterhouse LLP
1177 Avenue of the Americas
New York, NY 10036

Legal Counsel
Sullivan & Cromwell
125 Broad Street
New York, NY 10004

The views expressed in this report and
information
about
the Fund's portfolio holdings are for
the period
covered
by this report and are subject to change thereafter.

The accompanying financial statements as of May
31, 1997
were not audited and, accordingly, no
opinion is
expressed
on them.

This report is not authorized for
distribution to
prospective
investors unless preceded or accompanied by a current prospectus.